Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000212830
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	SFHYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$230	2.22%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Hundredfold Select Alternative Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$10,509	$10,597	$11,255
Aug-2017	$11,392	$10,649	$13,082
Aug-2018	$11,850	$10,537	$15,655
Aug-2019	$12,088	$11,609	$16,112
Aug-2020	$15,453	$12,360	$19,647
Aug-2021	$18,403	$12,350	$25,770
Aug-2022	$17,020	$10,928	$22,876
Aug-2023	$16,764	$10,797	$26,524
Aug-2024	$18,536	$11,585	$33,721
Aug-2025	$19,802	$11,949	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	6.83%	5.08%	7.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P 500® Index	15.88%	14.74%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 147,188,648
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,469,080
InvestmentCompanyPortfolioTurnover	466.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,188,648
Number of Portfolio Holdings	26
Advisory Fee	$1,469,080
Portfolio Turnover	466%

Holdings [Text Block]

Investment Model Exposure 1.88 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond Other	88.11
Alternative Other	55.58
High Yield Bond	20.18
Equity	10.49
Floating Rate	10.00
Gold	4.06
Net Managed Futures	0.00

Portfolio Allocation (% of total (including notional) exposure)

Bond Other	88.11%
Alternative Other	55.58%
High Yield Bond	20.18%
Equity	10.49%
Floating Rate	10.00%
Gold	4.06%
Net Managed Futures	0.00%
188.42%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.3%
PGIM Securitized Credit Fund, Class Z	10.1%
PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class	10.1%
American Beacon Developing World Income Fund, R5 Class	10.0%
Fidelity Money Market Government Portfolio, Institutional Class	9.5%
Easterly Income Opportunities Fund, Class R6	7.6%
Federated Hermes MDT Market Neutral Fund, Institutional Shares	5.0%
Thompson Bond Fund	5.0%
Nationwide Strategic Income Fund, Class R6	5.0%
Ambassador Fund	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.
C000212831
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	HFSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Hundredfold Select Alternative Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Aug-2015	$1,000,000	$1,000,000	$1,000,000
Aug-2016	$1,060,717	$1,059,665	$1,125,530
Aug-2017	$1,160,248	$1,064,879	$1,308,249
Aug-2018	$1,217,535	$1,053,706	$1,565,472
Aug-2019	$1,253,452	$1,160,896	$1,611,208
Aug-2020	$1,617,430	$1,236,043	$1,964,654
Aug-2021	$1,943,842	$1,235,003	$2,576,953
Aug-2022	$1,814,823	$1,092,783	$2,287,622
Aug-2023	$1,804,065	$1,079,743	$2,652,373
Aug-2024	$2,012,605	$1,158,525	$3,372,104
Aug-2025	$2,170,882	$1,194,861	$3,907,580

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.86%	6.06%	8.06%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P 500® Index	15.88%	14.74%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 147,188,648
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,469,080
InvestmentCompanyPortfolioTurnover	466.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$147,188,648
Number of Portfolio Holdings	26
Advisory Fee	$1,469,080
Portfolio Turnover	466%

Holdings [Text Block]

Investment Model Exposure 1.88 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond Other	88.11
Alternative Other	55.58
High Yield Bond	20.18
Equity	10.49
Floating Rate	10.00
Gold	4.06
Net Managed Futures	0.00

Portfolio Allocation (% of total (including notional) exposure)

Bond Other	88.11%
Alternative Other	55.58%
High Yield Bond	20.18%
Equity	10.49%
Floating Rate	10.00%
Gold	4.06%
Net Managed Futures	0.00%
188.42%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	10.3%
PGIM Securitized Credit Fund, Class Z	10.1%
PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class	10.1%
American Beacon Developing World Income Fund, R5 Class	10.0%
Fidelity Money Market Government Portfolio, Institutional Class	9.5%
Easterly Income Opportunities Fund, Class R6	7.6%
Federated Hermes MDT Market Neutral Fund, Institutional Shares	5.0%
Thompson Bond Fund	5.0%
Nationwide Strategic Income Fund, Class R6	5.0%
Ambassador Fund	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.